UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22463

Ironwood Institutional Multi-Strategy Fund LLC
 (Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

Jonathan Gans
Chief Executive Officer and President
c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400

Date of fiscal year end:  April 30

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information  provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

IRONWOOD INSTITUTIONAL MULTI-STRATEGY FUND LLC

PROXY VOTING RECORD

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE- HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT?
Point72 Capital International, Ltd.	N/A	N/A	January 20, 2023
Proposal to institute a 10% investor-level gate that would apply only in the event that firm-wide withdrawal and redemption requests exceed 10% of the aggregate adjusted net asset value of the fund and other funds sponsored that pursue a substantially identical investment strategy.
					Issuer	Yes	For	For
Millennium International, Ltd.	N/A	N/A	April 17, 2023
Proposed updates to an amended and restated memorandum and articles of association, which includes a 1) Introduction of an asset-based incentive floor fee; 2) Inclusion of various items disclosed to shareholders in the confidential memorandum, as well as certain notification rights that have been requested over time by various investors; 3) General updates that are consistent with market practice and appropriate given size and scale
					Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ironwood Institutional Multi-Strategy Fund LLC

	By:	/s/ Jonathan Gans
Jonathan Gans, President
(Principal Executive Officer)

Date: August 31, 2023